Fair Value - Additional Information (Detail) - JPY (¥) ¥ in Billions	6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2016
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Carrying amounts of other equity interests of which fair value is not readily determinable	¥ 301		¥ 313
Senior borrowings and bonds
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
The differences between the aggregate fair value and aggregate unpaid principal balance of the notes for which the fair value option has been elected	22		¥ 20
Net unrealized gains (losses) resulting from changes in fair values of the notes	2	¥ 28
Long-term debt
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of liabilities transferred into Level 3		1
Fair value of liabilities transferred out of Level 3	12	1
Trading securities sold, not yet purchased
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of liabilities transferred into Level 3	1
Trading securities
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of assets transferred into Level 3	280	8
Fair value of assets transferred out of Level 3	¥ 2	20
Available-for-sale securities
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of assets transferred into Level 3		¥ 23
Investment funds
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Underlying assets, estimated remaining liquidation period	10 years